Accrued Liabilities	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities
A summary of the components of accrued liabilities are as follows:

	June 30,	December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Accrued payroll	$3,864	$2,027	$3,386
Accrued vacation	3,705	2,797	2,717
Accrued bonus	3,730	6,502	5,828
Other accrued expenses	9,511	10,951	6,235
Total accrued liabilities	$20,810	$22,277	$18,166